AXP(R) Global
                                                                        Balanced
                                                                            Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

(icon of) compass

AXP Global Balanced Fund seeks to provide shareholders with a balance of growth of capital and current income.


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An International Blend

AXP Global Balanced Fund offers a logical first step for investors who want to have some exposure to foreign markets, but also want to avoid the greater volatility of a portfolio consisting of only foreign stocks.

CONTENTS
From the Chairman                                 3
From the Portfolio Managers                       3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements                              7
Notes to Financial Statements                    10
Investments in Securities                        18

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2 AXP GLOBAL BALANCED FUND


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o  Set  financial  goals  that  extend  beyond  those  achievable   through  the
   retirement plan of your employer.
o  Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Elizabeth Tran
Elizabeth Tran
Portfolio manager

From the Portfolio Managers

AXP Global Balanced Fund experienced a loss during the first half of the fiscal year, as concerns about a slowdown in global economic growth and weakening corporate profits depressed stocks in the major markets of the U.S. and Europe. For the six months -- November 2000 through April 2001 -- the Fund's Class A shares lost 9.74% (excluding the sales charge).

When the period began, the markets were in the middle of a downturn that didn't level off until late December. Some relief arrived early in the new year, as the U.S. Federal Reserve surprised investors by cutting short-term interest rates. That sparked a sharp

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                                                     SEMIANNUAL REPORT -- 2001 3


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(picture of) Mark Fawcett
Mark Fawcett
Portfolio manager

(picture of) Michael Ng
Michael Ng
Portfolio manager

rally in January. But more bad news on the economic and profit fronts quickly drove the markets back down in February and March. The period ended on an encouraging note, though, as the likelihood of an improving investment environment in the second half of 2001 led to a strong rebound by stocks in April.

Given that we expected that the slowdown in the U.S. economy would be followed by a rebound in the second half of 2001, we emphasized stocks that would benefit from an economic pick-up and lower interest rates. These included advertising, retailing and banking stocks. In the technology sector, the Fund's largest area of investment, we shifted away from stocks of high-growth companies and toward those whose profits would be enhanced by an improving economy.

BONDS BENEFIT
Things were considerably better on the bond side. Thanks to the weak economic news and non-threatening inflation data, longer-term interest rates declined early in the period, boosting bond prices in the process. U.S. government bonds enjoyed particularly good gains. As the period progressed and investors became less concerned about the possibility of economic recession in the U.S., longer-term interest rates crept up, causing some erosion in government bond prices. Overall, we emphasized investments in the U.S. over Europe.

Looking more closely at the portfolio, the largest component was U.S. stocks, followed by foreign stocks, foreign bonds and U.S. bonds. On a geographical basis, about half of the investments were in the U.S., with the bulk of the rest in Europe, mainly Germany, United Kingdom, France and Italy. We kept only a small exposure to Japan, where the investment climate remained largely uninviting.

As for the rest of the fiscal year, we're taking a more aggressive approach by increasing stock holdings, particularly among large-capitalization technology and industrial stocks, which we expect to benefit from an improving global economy. On the bond side, we're adding to investments in Europe, which we believe offers the best opportunity for price appreciation in the months ahead.

Elizabeth Tran

Mark Fawcett

Michael Ng
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4 AXP GLOBAL BALANCED FUND


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.16
Oct. 31, 2000                                                     $6.27
Decrease                                                          $1.11

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.24
From long-term capital gains                                      $0.29
Total distributions                                               $0.53
Total return*                                                    -9.74%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.10
Oct. 31, 2000                                                     $6.21
Decrease                                                          $1.11

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.22
From long-term capital gains                                      $0.29
Total distributions                                               $0.51
Total return*                                                   -10.10%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.09
Oct. 31, 2000                                                     $6.21
Decrease                                                          $1.12

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.24
From long-term capital gains                                      $0.29
Total distributions                                               $0.53
Total return*                                                   -10.07%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2001                                                    $5.18
Oct. 31, 2000                                                     $6.30
Decrease                                                          $1.12

Distributions -- Nov. 1, 2000 - April 30, 2001
From income                                                       $0.25
From long-term capital gains                                      $0.29
Total distributions                                               $0.54
Total return*                                                    -9.74%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                     SEMIANNUAL REPORT -- 2001 5


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The 10 Largest Holdings

                                              Percent              Value
                                         (of net assets)  (as of April 30, 2001)

Standard & Poor's Depositary Receipts
  (United States)                              2.60%            $4,196,976
Tyco Intl (Bermuda)                            2.19              3,538,432
U.S. Treasury (United States)
7.50% 2016                                     2.18              3,510,479
Citigroup (United States)                      2.03              3,271,570
Home Depot (United States)                     1.85              2,981,430
Wal-Mart Stores (United States)                1.82              2,939,867
Pfizer (United States)                         1.78              2,869,491
U.S. Treasury (United States)
9.25% 2016                                     1.66              2,683,739
American Intl Group (United States)            1.65              2,663,449
Microsoft (United States)                      1.61              2,596,383

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 19.37% of net assets

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6 AXP GLOBAL BALANCED FUND


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


Financial Statements

Statement of assets and liabilities
AXP Global Balanced Fund

April 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $166,288,980)                                                                      $161,856,153
Cash in bank on demand deposit                                                                              271,525
Dividends and accrued interest receivable                                                                 1,272,697
Receivable for investment securities sold                                                                 1,575,794
Unrealized appreciation on foreign currency contracts held, at value
   (Notes 1 and 5)                                                                                              943
                                                                                                                ---
Total assets                                                                                            164,977,112
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                               3,681,617
Unrealized depreciation on foreign currency contracts held, at value
   (Notes 1 and 5)                                                                                            2,609
Accrued investment management services fee                                                                   10,433
Accrued distribution fee                                                                                      7,366
Accrued service fee                                                                                              15
Accrued transfer agency fee                                                                                     227
Accrued administrative services fee                                                                             792
Other accrued expenses                                                                                       47,478
                                                                                                             ------
Total liabilities                                                                                         3,750,537
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $161,226,575
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    314,026
Additional paid-in capital                                                                              181,571,310
Undistributed net investment income                                                                         525,602
Accumulated net realized gain (loss)                                                                    (16,724,072)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (Note 5)                           (4,460,291)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $161,226,575
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $ 92,738,777
                                                            Class B                                    $ 66,314,944
                                                            Class C                                    $    394,282
                                                            Class Y                                    $  1,778,572
Net asset value per share of outstanding capital stock:     Class A shares         17,975,146          $       5.16
                                                            Class B shares         13,006,730          $       5.10
                                                            Class C shares             77,425          $       5.09
                                                            Class Y shares            343,293          $       5.18
                                                                                      -------          ------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7

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


Statement of operations
AXP Global Balanced Fund

Six months ended April 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                              $    462,227
Interest                                                                                                  1,818,190
   Less foreign taxes withheld                                                                              (35,545)
                                                                                                            -------
Total income                                                                                              2,244,872
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                          653,032
Distribution fee
   Class A                                                                                                  123,585
   Class B                                                                                                  351,349
   Class C                                                                                                    1,281
Transfer agency fee                                                                                         157,307
Incremental transfer agency fee
   Class A                                                                                                   10,167
   Class B                                                                                                   11,302
   Class C                                                                                                       58
Service fee -- Class Y                                                                                          707
Administrative services fees and expenses                                                                    51,340
Compensation of board members                                                                                 4,075
Custodian fees                                                                                               37,517
Printing and postage                                                                                         25,351
Registration fees                                                                                            35,365
Audit fees                                                                                                    8,750
Other                                                                                                         2,927
                                                                                                              -----
Total expenses                                                                                            1,474,113
   Earnings credits on cash balances (Note 2)                                                                (9,378)
                                                                                                             ------
Total net expenses                                                                                        1,464,735
                                                                                                          ---------
Investment income (loss) -- net                                                                             780,137
                                                                                                            -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (16,057,023)
   Foreign currency transactions                                                                            (21,587)
                                                                                                            -------
Net realized gain (loss) on investments                                                                 (16,078,610)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (2,916,551)
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                   (18,995,161)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $(18,215,024)
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP GLOBAL BALANCED FUND

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


Statements of changes in net assets
AXP Global Balanced Fund

                                                                              April 30, 2001          Oct. 31, 2000
                                                                             Six months ended           Year ended
                                                                               (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $    780,137          $  1,845,012
Net realized gain (loss) on investments                                           (16,078,610)           12,652,945
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              (2,916,551)          (11,441,182)
                                                                                   ----------           -----------
Net increase (decrease) in net assets resulting from operations                   (18,215,024)            3,056,775
                                                                                  -----------             ---------
Distributions to shareholders from:
   Net investment income
     Class A                                                                         (273,943)             (460,788)
     Class B                                                                               --              (188,858)
     Class C                                                                             (475)                   --
     Class Y                                                                           (5,698)                   (7)
   Net realized gain
     Class A                                                                       (8,653,890)           (7,922,899)
     Class B                                                                       (6,251,273)           (5,406,811)
     Class C                                                                          (14,106)                   --
     Class Y                                                                         (109,149)                 (108)
                                                                                     --------                  ----
Total distributions                                                               (15,308,534)          (13,979,471)
                                                                                  -----------           -----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         14,115,967            46,893,342
   Class B shares                                                                   5,886,196            23,477,082
   Class C shares                                                                     302,189               131,377
   Class Y shares                                                                   1,087,204             1,774,227
Reinvestment of distributions at net asset value
   Class A shares                                                                   8,710,934             7,831,573
   Class B shares                                                                   6,145,934             5,514,191
   Class C shares                                                                      14,581                    --
   Class Y shares                                                                     114,846                   115
Payments for redemptions
   Class A shares                                                                 (20,592,546)          (38,753,765)
   Class B shares (Note 2)                                                         (8,823,352)          (14,908,490)
   Class C shares (Note 2)                                                            (10,274)                   --
   Class Y shares                                                                    (284,480)             (606,853)
                                                                                     --------              --------
Increase (decrease) in net assets from capital share transactions                   6,667,199            31,352,799
                                                                                    ---------            ----------
Total increase (decrease) in net assets                                           (26,856,359)           20,430,103
Net assets at beginning of period                                                 188,082,934           167,652,831
                                                                                  -----------           -----------
Net assets at end of period                                                      $161,226,575          $188,082,934
                                                                                 ============          ============
Undistributed net investment income                                              $    525,602          $     25,616
                                                                                 ------------          ------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9

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Notes to Financial Statements
AXP Global Balanced Fund

(Unaudited as to April 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company. The Fund invests primarily in equity and debt securities of companies throughout the world. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 300 shares of capital stock at $6.67 per share, which represented the initial capital in Class
C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service.
Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates;
those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party.
The Fund also may buy and sell put and call options and write

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10 AXP GLOBAL BALANCED FUND


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covered call options on portfolio  securities as well as write  cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The
Fund also may buy and write put and call  options  on these  futures  contracts.
Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and  liabilities  denominated in foreign  currencies are translated daily into U.S. dollars.  Foreign currency amounts related to the purchase or sale of  securities  and income and expenses are  translated  at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized  and  unrealized  security  gains or losses is  reflected as a component of such gains or losses. In the statement of operations,  net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other
translation   gains  or  losses  on  dividends,   interest  income  and  foreign
withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation.
The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

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                                                    SEMIANNUAL REPORT -- 2001 11



Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.79% to 0.67% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Global Balanced Fund to the Lipper Global Flexible Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $21,661 for the six months ended April 30, 2001.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.00
o Class B $20.00
o Class C $19.50
o Class Y $17.00

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12 AXP GLOBAL BALANCED FUND

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $109,746 for Class A, $25,845 for Class B and $30 for Class C for the six months ended April 30, 2001. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended April 30, 2001, the Fund's custodian and transfer agency fees were reduced by $9,378 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $166,786,603 and $171,462,336, respectively, for the six months ended April 30, 2001. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS
Transactions  in  shares  of  capital  stock for the  periods  indicated  are as follows:
                                        Six months ended April 30, 2001
                               Class A      Class B       Class C       Class Y

Sold                          2,584,212    1,085,435       56,220       199,168
Issued for reinvested
  distributions               1,594,489    1,136,032        2,698        20,963
Redeemed                     (3,719,986)  (1,628,334)      (2,116)      (54,275)
                             ----------   ----------       ------       -------
Net increase (decrease)         458,715      593,133       56,802       165,856
                                -------      -------       ------       -------

                                           Year ended Oct. 31, 2000
                               Class A      Class B       Class C*      Class Y

Sold                          7,069,430    3,551,107       20,623       267,763
Issued for reinvested
  distributions               1,178,972      832,844           --            17
Redeemed                     (5,846,341)  (2,266,065)          --       (90,554)
                             ----------   ----------           --       -------
Net increase (decrease)       2,402,061    2,117,886       20,623       177,226
                              ---------    ---------       ------       -------

* Inception date was June 26, 2000.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 13

5. FOREIGN CURRENCY CONTRACTS
As of April 30, 2001, the Fund has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date             Currency to   Currency to    Unrealized     Unrealized
                         be delivered   be received  appreciation   depreciation

May 23, 2001                  300,000       151,475          $ --         $1,766
                    Australian Dollar   U.S. Dollar
May 3, 2001                   219,796       195,814           943             --
               European Monetary Unit   U.S. Dollar
June 1, 2001              112,000,000       905,782            --            843
                         Japanese Yen  U. S. Dollar
                                                             ----         ------
Total                                                        $943         $2,609
                                                             ----         ------

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2001.

7. NEW ACCOUNTING PRONOUNCEMENT
In November, 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investments Companies, which is effective for fiscal years beginning Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
14 AXP GLOBAL BALANCED FUND



8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)        2000         1999         1998       1997(b)

Net asset value, beginning of period                              $6.27        $6.61        $5.79        $5.33        $5.00

Income from investment operations:

Net investment income (loss)                                        .04          .08          .09          .10          .09

Net gains (losses) (both realized and unrealized)                  (.62)         .12          .82          .48          .31

Total from investment operations                                   (.58)         .20          .91          .58          .40

Less distributions:

Dividends from net investment income                               (.02)        (.03)        (.07)        (.11)        (.07)

Distributions from realized gains                                  (.51)        (.51)        (.02)        (.01)          --

Total distributions                                                (.53)        (.54)        (.09)        (.12)        (.07)

Net asset value, end of period                                    $5.16        $6.27        $6.61        $5.79        $5.33

Ratios/supplemental data

Net assets, end of period (in millions)                             $93         $110         $100          $63          $31

Ratio of expenses to average daily net assets(d)                  1.41%(h)     1.31%        1.40%        1.49%(e)     1.45%(e,h)

Ratio of net investment income (loss)
   to average daily net assets                                    1.23%(h)     1.26%        1.43%        1.86%        2.18%(h)

Portfolio turnover rate (excluding short-term securities)          101%         110%          99%          74%          44%

Total return(i)                                                  (9.74%)       2.62%       15.53%       11.01%        8.10%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)        2000         1999         1998       1997(b)

Net asset value, beginning of period                              $6.21        $6.58        $5.77        $5.31        $5.00

Income from investment operations:

Net investment income (loss)                                        .01          .04          .03          .06          .06

Net gains (losses) (both realized and unrealized)                  (.61)         .12          .83          .48          .30

Total from investment operations                                   (.60)         .16          .86          .54          .36

Less distributions:

Dividends from net investment income                                 --         (.02)        (.03)        (.07)        (.05)

Distributions from realized gains                                  (.51)        (.51)        (.02)        (.01)          --

Total distributions                                                (.51)        (.53)        (.05)        (.08)        (.05)

Net asset value, end of period                                    $5.10        $6.21        $6.58        $5.77        $5.31

Ratios/supplemental data

Net assets, end of period (in millions)                             $66          $77          $68          $44          $19

Ratio of expenses to average daily net assets(d)                  2.17%(h)     2.07%        2.16%        2.25%(f)     2.22%(f,h)

Ratio of net investment income (loss)
   to average daily net assets                                     .47%(h)      .51%         .66%        1.10%        1.41%(h)

Portfolio turnover rate (excluding short-term securities)          101%         110%          99%          74%          44%

Total return(i)                                                 (10.10%)       1.95%       14.89%       10.18%        7.31%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15




Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)      2000(c)

Net asset value, beginning of period                              $6.21        $6.58

Income from investment operations:

Net investment income (loss)                                        .03          .01

Net gains (losses) (both realized and unrealized)                  (.62)        (.38)

Total from investment operations                                   (.59)        (.37)

Less distributions:

Dividends from net investment income                               (.02)          --

Distributions from realized gains                                  (.51)          --

Total distributions                                                (.53)          --

Net asset value, end of period                                    $5.09        $6.21

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--

Ratio of expenses to average daily net assets(d)                  2.17%(h)     2.07%(h)

Ratio of net investment income (loss)
   to average daily net assets                                     .50%(h)      .47%(h)

Portfolio turnover rate (excluding short-term securities)          101%         110%

Total return(i)                                                 (10.07%)      (5.62%)


Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                     2001(j)        2000         1999         1998       1997(b)

Net asset value, beginning of period                              $6.30        $6.62        $5.79        $5.33        $5.00

Income from investment operations:

Net investment income (loss)                                        .05          .10          .09          .12          .10

Net gains (losses) (both realized and unrealized)                  (.63)         .13          .84          .47          .31

Total from investment operations                                   (.58)         .23          .93          .59          .41

Less distributions:

Dividends from net investment income                               (.03)        (.04)        (.08)        (.12)        (.08)

Distributions from realized gains                                  (.51)        (.51)        (.02)        (.01)          --

Total distributions                                                (.54)        (.55)        (.10)        (.13)        (.08)

Net asset value, end of period                                    $5.18        $6.30        $6.62        $5.79        $5.33

Ratios/supplemental data

Net assets, end of period (in millions)                              $2           $1          $--          $--          $--

Ratio of expenses to average daily net assets(d)                  1.27%(h)     1.20%        1.15%        1.42%(g)     1.30%(g,h)

Ratio of net investment income (loss)
   to average daily net assets                                    1.42%(h)     1.51%        1.65%        2.02%        2.46%(h)

Portfolio turnover rate (excluding short-term securities)          101%         110%          99%          74%          44%

Total return(i)                                                  (9.74%)       2.99%       15.76%       11.17%        8.24%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
16 AXP GLOBAL BALANCED FUND


Notes to financial highlights
(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Nov. 13, 1996 (commencement of operations) to Oct. 31, 1997.
(c)  Inception date was June 26, 2000.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 1.53% and 2.29% for the periods ended 1998 and 1997, respectively.
(f) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 2.29% and 2.96% for the periods ended 1998 and 1997, respectively.
(g) AEFC reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 1.46% and 2.14% for the periods ended 1998 and 1997, respectively.
(h)  Adjusted to an annual basis.
(i)  Total  return does not  reflect  payment of a sales  charge.
(j)  Six months ended April 30, 2001 (Unaudited).

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17

Investments in Securities

AXP Global Balanced Fund
April 30, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (64.6%)(c)
Issuer                                                Shares            Value(a)

Bermuda (3.5%)
Insurance (1.4%)
ACE                                                   61,100          $2,181,270

Multi-industry conglomerates (2.1%)
Tyco Intl                                             66,300           3,538,432

Canada (1.1%)
Multi-industry conglomerates
Bombardier Cl B                                      122,302           1,763,091

Chile (--%)
Utilities -- telephone
Compania de Telecomunicaciones de Chile ADR              127(b)            1,814

Finland (1.4%)
Communications equipment & services
Nokia                                                 69,848           2,309,887

France (1.6%)
Household products (0.9%)
Aventis                                               16,909           1,308,760

Miscellaneous (0.7%)
Vivendi Universal                                     17,273           1,195,277

Germany (3.3%)
Automotive & related (0.9%)
Bayerische Motoren Werke                              45,432           1,514,529

Banks and savings & loans (1.0%)
Deutsche Bank                                         19,976           1,624,074

Computers & office equipment (1.4%)
SAP                                                   13,272           2,112,169

Hong Kong (0.9%)
Financial services
Cheung Kong Holdings                                 136,000           1,517,118

Israel (0.8%)
Computers & office equipment
Check Point Software Technologies                     20,548(b)        1,288,976

Italy (1.4%)
Energy (0.7%)
ENI                                                  163,844           1,121,439

Utilities -- telephone (0.7%)
Olivetti                                             525,980           1,177,493

Japan (4.2%)
Electronics (2.5%)
Hitachi                                              164,000           1,590,416
Rohm                                                   3,900             688,226
Tokyo Electron                                        25,100           1,828,631
Total                                                                  4,107,273

Media (1.0%)
Sony                                                  21,200           1,585,688

Utilities -- telephone (0.7%)
NTT DoCoMo                                                51           1,048,610

Mexico (1.1%)
Banks and savings & loans
Grupo Financiero Banamex Accival                     914,784           1,706,133

Netherlands (2.6%)
Industrial equipment & services (1.4%)
Koninklijke (Royal) Philips Electronics               76,125           2,234,675

Insurance (1.2%)
ING Groep                                             28,313           1,932,125

South Korea (0.8%)
Electronics
Samsung Electronics                                    7,330           1,274,541

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP GLOBAL BALANCED FUND

Issuer                                                Shares            Value(a)

Spain (1.5%)
Banks and savings & loans (0.8%)
Banco Bilbao Vizcaya Argentaria                       99,989          $1,420,177

Utilities -- telephone (0.7%)
Telefonica                                            63,724           1,077,976

Switzerland (2.1%)
Banks and savings & loans (1.1%)
UBS                                                   12,329           1,876,106

Multi-industry conglomerates (1.0%)
Adecco                                                 2,607           1,577,814

United Kingdom (2.6%)
Media (1.3%)
WPP Group                                            179,750           2,153,934

Utilities -- telephone (1.3%)
Vodafone Group                                       688,949           2,092,250

United States (35.7%)
Communications equipment & services (1.0%)
QUALCOMM                                              29,200(b)        1,674,912

Computer software & services (1.6%)
Microsoft                                             38,323(b)        2,596,383

Computers & office equipment (3.0%)
Cisco Systems                                         34,598(b)          587,474
Dell Computer                                         72,664(b)        1,910,337
EMC                                                   58,800(b)        2,328,480
Total                                                                  4,826,291

Electronics (3.7%)
Intel                                                 71,500           2,210,065
Micron Technology                                     33,100(b)        1,502,078
Texas Instruments                                     60,100           2,325,869
Total                                                                  6,038,012

Energy (1.3%)
Chevron                                               22,200           2,143,632

Financial services (4.8%)
Citigroup                                             66,563           3,271,570
Fannie Mae                                            28,960           2,324,330
Merrill Lynch                                         35,350           2,181,095
Total                                                                  7,776,995

Health care (5.7%)
Abbott Laboratories                                   43,800           2,031,444
Medtronic                                             57,600           2,568,960
Pfizer                                                66,270           2,869,491
Pharmacia                                             30,700           1,604,382
Total                                                                  9,074,277

Insurance (1.7%)
American Intl Group                                   32,560           2,663,449

Media (2.8%)
Clear Channel Communications                          38,700(b)        2,159,460
Interpublic Group of Companies                        70,700           2,400,266
Total                                                                  4,559,726

Miscellaneous (3.3%)
Nasdaq-100 Shares                                     22,700(b)        1,047,605
Standard & Poor's Depositary Receipts                 33,600           4,196,976
Total                                                                  5,244,581

Multi-industry conglomerates (1.5%)
General Electric                                      48,910           2,373,602

Retail (3.7%)
Home Depot                                            63,300           2,981,430
Wal-Mart Stores                                       56,820           2,939,867
Total                                                                  5,921,297

Utilities -- telephone (1.6%)
Qwest Communications Intl                             61,300(b)        2,507,170

Total common stocks
(Cost: $105,157,238)                                                $104,141,958

Other (--%)(c)
Issuer                                                Shares            Value(a)

Italy
Olivetti
     Warrants                                         19,720              $7,116

Total other
(Cost: $--)                                                               $7,116

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19

Bonds (31.7%)(c)
Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Australia (0.3%)
New South Wales Treasury
     (Australian Dollar)
         03-01-08               8.00%                200,000            $113,627
Queensland Treasury
     (Australian Dollar) Local Govt Guaranty
         05-14-03               8.00                 565,000             302,510
Total                                                                    416,137

Austria (1.3%)
Oesterreich Kontrollbank
     (Japanese Yen)
         03-22-10               1.80             242,000,000           2,085,627

Bermuda (0.3%)
Global Crossing Holdings
     (U.S. Dollar) Sr Sub Deb
         08-01-07               8.70                 450,000(d)          414,000

Brazil (0.6%)
Federal Republic of Brazil
     (U.S.Dollar)
         04-15-14               8.00                 554,135             416,643
         08-17-40              11.00                 700,000             532,296
Total                                                                    948,939

Canada (0.9%)
Govt of Canada
     (Canadian Dollar)
         02-01-06               7.00               1,250,000             871,030
Laidlaw
     (U.S. Dollar)
         05-15-06               7.65                 250,000(b)           85,000
Province of British Columbia
     (Canadian Dollar)
         12-01-06               5.25                 500,000             319,071
Rogers Communication
     (Canadian Dollar) Sr Nts
         07-15-07               8.75                 300,000             192,564
Total                                                                  1,467,665

China (--%)
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-07               9.50                 170,000(b)           68,000

Denmark (--%)
Govt of Denmark
     (Danish Krone)
         05-15-03               8.00                 600,000              75,203

France (1.0%)
Govt of France
     (European Monetary Unit)
         04-25-10               5.50               1,800,000           1,633,296

Germany (6.9%)
Allgemeine Hypo Bank
     (European Monetary Unit)
         09-02-09               5.00                 850,000             727,835
Bundesschatzanweisungen
     (European Monetary Unit)
         12-14-01               4.00               2,000,000           1,763,719
         03-15-02               4.50               1,550,000           1,370,517
Federal Republic of Germany
     (European Monetary Unit)
         11-11-04               7.50                 700,000             673,773
         01-05-06               6.00                 600,000             557,096
         01-04-08               5.25               1,285,000           1,162,050
         07-04-08               4.75                 725,000             634,344
         07-04-10               5.25                 250,000             225,297
         06-20-16               6.00                 434,598             414,239
         07-04-27               6.50               1,475,000           1,450,085
         01-04-30               6.25               1,200,000           1,158,439
Treuhandanstalt
     (European Monetary Unit)
         01-29-03               7.13               1,022,584             940,554
Total                                                                 11,077,948

Italy (2.5%)
Buoni Poliennali Del Tes
     (European Monetary Unit)
         01-01-04               8.50                 800,000             772,380
         07-01-05               4.75               1,830,000           1,611,590
         11-01-29               5.25               1,400,000           1,122,874
     Zero Coupon Bond
         11-01-10               5.50                 650,000(e)          582,284
Total                                                                  4,089,128

Japan (1.6%)
Development Bank of Japan
     (Japanese Yen)
         09-20-01               6.50             305,000,000           2,528,430

Mexico (0.2%)
Bancomext Trust
     (U.S. Dollar)
         05-30-06              11.25                 150,000(d)          168,000
United Mexican States
     (British Pound) Medium-term Nts Series E
         05-30-02               8.75                 125,000             181,876
Total                                                                    349,876

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP GLOBAL BALANCED FUND

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount
Norway (0.8%)
Govt of Norway
     (Norwegian Krone)
         11-30-04               5.75%              7,200,000            $768,383
         05-15-09               5.50               5,000,000             518,567
Total                                                                  1,286,950

Singapore (0.5%)
PSA
     (U.S. Dollar)
         08-01-05               7.13                 700,000(d)          732,559

Spain (0.6%)
Govt of Spain
     (European Monetary Unit)
         05-30-04               8.00                 700,000             675,234
         04-30-06               8.80                 322,744             332,511
Total                                                                  1,007,745

United Kingdom (2.0%)
United Kingdom Treasury
     (British Pound)
         11-06-01               7.00                 800,000           1,155,429
         06-07-02               7.00                 415,000             606,311
         06-10-03               8.00                 940,000           1,423,616
Total                                                                  3,185,356

United States (12.2%)
California Infrastructure-
Pacific Gas & Electric
     (U.S. Dollar)
         06-25-03               6.16                  32,577              32,641
Citicorp
     (European Monetary Unit)
         09-19-09               6.25               1,000,000             458,693
DTE Burns Harbor LLC
     (U.S. Dollar) Sr Nts
         01-30-03               6.57                  45,620(d)           44,515
Federal Home Loan Mtge Corp
     (U.S. Dollar)
         12-14-01               4.75                 850,000             852,024
Federal Natl Mtge Assn
     (U.S. Dollar)
         04-15-03               5.75                 500,000             509,868
         08-15-04               6.50               1,375,000           1,430,881
         02-15-05               7.13               2,000,000           2,125,483
         02-15-08               5.75                 900,000             899,363
         01-15-10               7.25               1,500,000           1,625,697
         07-01-13               6.00                 610,482             607,635
         05-01-14               6.50                 874,023             882,015
         03-01-27               7.50                 120,505             123,631

Ford Motor Credit
     (Japanese Yen)
         02-07-05               1.20              61,000,000             496,306
Intl Paper
     (European Monetary Unit)
         08-11-06               5.38                 560,000             475,258
Phillips Petroleum
     (U.S. Dollar)
         03-15-28               7.13                 200,000             177,858
U.S. Treasury
     (U.S. Dollar)
         02-28-03               5.50                 350,000             357,109
         11-15-08               4.75                 200,000             193,468
         08-15-10               5.75               1,900,000           1,948,393
         02-15-16               9.25               2,000,000           2,683,739
         11-15-16               7.50               3,000,000           3,510,479
     TIPS
         01-15-07               3.38                 200,000(f)          225,545
Zurich Capital Trust I
     (U.S. Dollar) Company Guaranty
         06-01-37               8.38                 125,000(d)          124,663
Total                                                                 19,785,264

Total bonds
(Cost: $54,575,884)                                                  $51,152,123

Short-term securities (4.1%)
Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
         06-22-01               4.60%             $2,500,000          $2,482,552
         06-22-01               4.61                 600,000             595,904
Federal Home Loan Mtge Corp Disc Nt
         07-05-01               4.63               1,200,000           1,190,386
Federal Natl Mtge Assn Disc Nts
         05-18-01               4.69                 300,000             299,298
         06-21-01               4.64               2,000,000           1,986,816

Total short-term securities
(Cost: $6,555,858)                                                    $6,554,956

Total investments in securities
(Cost: $166,288,980)(g)                                             $161,856,153

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 21

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2001.

(f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g)  At April 30, 2001,  the cost of securities  for federal income tax purposes
     was  approximately   $166,289,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 4,569,000
     Unrealized depreciation                                         (9,002,000)
                                                                     ----------
     Net unrealized depreciation                                    $(4,433,000)
                                                                    -----------

--------------------------------------------------------------------------------
22 AXP GLOBAL BALANCED FUND

AXP Global Balanced Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IDGAX    Class B: IGBBX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6346 F (6/01)